Offerings	Oct. 29, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2027
Amount Registered | shares	250,000,000
Maximum Aggregate Offering Price	$ 252,767,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,698.70
Offering Note	(1) The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (No. 333-270605), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2035
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 746,265,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,253.17
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2054
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 492,145,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,347.40
Offering Note	See Offering Note 1